UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________

Commission File Number of securitizer: ______________

Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002024648

Central Index Key Number of sponsor: N/A

HTAP 2024-HEI1a2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0002041192

Central Index Key Number of underwriter (if applicable): N/A

Cara Newman, (855) 223-3144

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Item 3, Exhibit 99.1, Exhibit 99.2, Exhibit 99.3, Exhibit 99.4, Exhibit 99.5, Exhibit 99.6 and Exhibit 99.7 for the related information.

Item 3. Exhibits

99.1	Maxwell Diligence Solutions, LLC (“Maxwell”) Narrative
99.2	Maxwell Standard Exceptions Report
99.3	Maxwell Grading Report
99.4	Maxwell Valuation Report
99.5	Maxwell Supplemental Data Report
99.6	Maxwell Data Compare Report
99.7	Maxwell Title and Lien Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 23, 2024

HOMETAP TRANSACTION ASSET PURCHASER I, LLC (Depositor)

By: /s/ Jeffrey Glass
Name: Jeffrey Glass Title: Chief Executive Officer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Maxwell Diligence Solutions, LLC (“Maxwell”) Narrative
99.2	Maxwell Standard Exceptions Report
99.3	Maxwell Grading Report
99.4	Maxwell Valuation Report
99.5	Maxwell Supplemental Data Report
99.6	Maxwell Data Compare Report
99.7	Maxwell Title and Lien Report